NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)			2 Months Ended	3 Months Ended			12 Months Ended
	Aug. 13, 2018 USD ($) $ / shares	Jun. 29, 2016 USD ($)	Aug. 27, 2018 USD ($) Location shares	Jun. 27, 2018 USD ($) Location restaurant Country $ / shares shares	Sep. 27, 2017 USD ($) $ / shares	Jun. 28, 2017 USD ($) $ / shares	Jun. 27, 2018 USD ($) Location segment restaurant Country $ / shares shares	Jun. 28, 2017 USD ($) $ / shares	Jun. 29, 2016 USD ($) $ / shares	Jun. 28, 2018 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of restaurants | restaurant				1,686			1,686
Number of countries in which entity operates | Country				31			31
Number of territories in which entity operates | Location				2			2
53rd week revenues		$ 58,300,000
Depreciation							$ 150,100,000	$ 155,000,000	$ 154,800,000
Advertising expense, net of franchisee contribution							98,300,000	103,800,000	93,600,000
Stock-based compensation expense from continuing operations							14,200,000	14,500,000	15,200,000
Tax benefit related to stock-based compensation expense							$ 4,300,000	$ 5,700,000	$ 5,800,000
Weighted average fair values of option grants | $ / shares							$ 4.51	$ 9.30	$ 10.48
Number of preferred stock the Board of Directors is authorized to issue | shares				1,000,000			1,000,000
Preferred stock, par value | $ / shares				$ 1			$ 1
Preferred stock, shares issued | shares				0			0
Increase in share repurchase program					$ 250,000,000
Stock repurchase program, total authorization of shares to be repurchased				$ 4,600,000,000			$ 4,600,000,000
Stock repurchase during period, shares | shares							7,900,000
Payments for repurchase of common stock							$ 303,239,000	$ 370,877,000	$ 284,905,000
Remaining authorized share purchases, amount				$ 63,800,000			63,800,000
Proceeds from issuances of treasury stock							2,321,000	5,621,000	6,147,000
Payments of dividends							$ 70,009,000	$ 70,771,000	$ 74,066,000
Percentage increase in quarterly dividend declared					12.00%
Dividends per share | $ / shares				$ 0.38	$ 0.38	$ 0.34	$ 1.52	$ 1.36	$ 1.28
Dividends payable, current				$ 16,345,000		$ 17,072,000	$ 16,345,000	$ 17,072,000
Number of reportable segments | segment							2
Minimum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives							5 years
Minimum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives							3 years
Maximum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives							20 years
Maximum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives							7 years
Stock Options [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exercised, number of options | shares							(116,000)
CorporateHeadquarters [Member] | Land [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale leaseback transaction, historical cost of assets sold				5,900,000			$ 5,900,000
CorporateHeadquarters [Member] | Building and Building Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale leaseback transaction, historical cost of assets sold				$ 2,200,000			2,200,000
CorporateHeadquarters [Member] | CorporateHeadquarters [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from sale of current corporate headquarters							$ 13,700,000
Chili's Restaurants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of countries in which entity operates | Country				31			31
Number of territories in which entity operates | Location				2			2
Sale leaseback transaction, accumulated depreciation				$ (157,900,000)			$ (157,900,000)
Chili's Restaurants [Member] | Land [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale leaseback transaction, historical cost of assets sold				100,900,000			100,900,000
Chili's Restaurants [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale leaseback transaction, historical cost of assets sold				210,300,000			210,300,000
Chili's Restaurants [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale leaseback transaction, historical cost of assets sold				$ 9,000,000			9,000,000
Accounting Standards Update 2016-09 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Net Income							$ (1,100,000)
New accounting pronouncement or change in acounting principle, effect of change on diluted net income per share | $ / shares							$ (0.02)
Excess tax benefit from share-based compensation, financing activities								$ 2,200,000
Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Increase in share repurchase program	$ 300,000,000
Stock repurchase during period, shares | shares			500,000
Payments for repurchase of common stock			$ 24,000,000
Remaining authorized share purchases, amount	$ 363,800,000
Dividends per share | $ / shares	$ 0.38
Dividends payable, current										$ 15,700,000
Subsequent Event [Member] | Chili's Restaurants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from sale of current corporate headquarters			$ 443,100,000
Number of Chili's properties sold and leased back under operating leases | Location			137
Entity Operated Units [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of restaurants | restaurant				997			997
Franchised Units [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of restaurants | restaurant				689			689